Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Reinsurance
Schedule of reinsurance recoverables

The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expense	$133,404	$125,542
Ceded unearned premium	2,869	3,491
Ceded claims and benefits payable	28,896	25,704
Ceded paid losses	1,611	3,312
Total	$166,780	$158,049

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$129,777	$2,712	$27,684	$147	$160,320
A or A–	3,627	166	690	119	4,602
Not rated	0	(9)	522	1,345	1,858
Reinsurance recoverable	$133,404	$2,869	$28,896	$1,611	$166,780

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years Ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$9,832	$24,950	$34,782	$10,175	$28,597	$38,772	$10,363	$34,688	$45,051
Assumed premiums	301	6,506	6,807	721	8,634	9,355	0	8,727	8,727
Ceded premiums	(9,832)	(1,680)	(11,512)	(10,175)	(2,409)	(12,584)	(10,363)	(4,774)	(15,137)
Net earned premiums and other considerations	$301	$29,776	$30,077	$721	$34.822	$35.543	$0	$38,641	$38.641
Direct policyholder benefits	$18,909	$16,494	$35,403	$20,094	$28,066	$48,160	$53,892	$19,881	$73,773
Assumed policyholder benefits	600	4,279	4,879	558	9,062	9,620	0	6,928	6,928
Ceded policyholder benefits	(18,948)	(1,717)	(20,665)	(20,088)	(5,478)	(25,566)	(53,886)	(6,370)	(60,256)
Net policyholder benefits	$561	$19,056	$19,617	$564	$31,650	$32,214	$6	$20,439	$20,445